Submission	Dec. 20, 2024
Submission [Line Items]
Central Index Key	0000712537
Registrant Name	FIRST COMMONWEALTH FINANCIAL CORP /PA/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES